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                         UNITED STATES                          OMB APPROVAL
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               SECURITIES AND EXCHANGE COMMISSION        OMB Number: 3235-0456
                     Washington, D.C. 20549              Expires:August 31, 2000
                                                         Estimated
                                                         average burden
                                                         hours per
                                                         response........1
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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    1.  Name and address of issuer:

        PaineWebber Mutual Fund Trust
        1285 Avenue of the Americas
        New York, NY 10019

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    2.  The name of each  series or class of  securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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     3. Investment Company Act File Number:

           811-4312

        Securities Act File Number:

           2-98149

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    4(a).  Last day of fiscal year for which this Form is filed:

           February 28, 1999

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    4(b).  |_|  Check box if this Form is being filed late (i.e.,
                more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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    4(c).  |_|  Check box if this is the last time the issuer will
                be filing this Form.

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


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    5.  Calculation of registration fee:

         (i) Aggregate sale price                                $  67,747,833
             of securities sold                                   ------------
             during the fiscal year
             pursuant to section
             24(f):

        (ii) Aggregate price of
             securities redeemed or        $    73,067,654
             repurchased during the         --------------
             fiscal year

       (iii) Aggregate price of
             securities redeemed or
             repurchased during any
             PRIOR fiscal year
             ending no earlier than        $  234,723,829
             October 1, 1995 that           -------------
             were not previously
             used to reduce
             registration fees
             payable to the
             Commission:

        (iv) Total available redemption credits                  -$ 307,791,483
             [add Items 5(ii) and 5(iii)]:                         ------------

         (v) Net sales - if item
             5(i) is greater than                                 $           0
             Item 5(iv) [subtract                                  ------------
             item 5(iv) from Item
             5(i)]:

     -----------------------------------------------------
        (vi) Redemption credits
             available for use in          $ (240,043,650)
             future years  -- if            --------------
             Item 5(i) is less than
             Item 5(iv) [subtract
             Item 5(iv) from Item
             5(i)]:
     -----------------------------------------------------

       (vii) Multiplier for
             determining                                         x$    0.000278
             registration fee (See                                 ------------
             Instruction C.9):

      (viii) Registration fee
             due [multiply Item
             5(v) by Item 5(vii)]                                =$           0
             (enter "0" if no fee                                  ------------
             is due):

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    6.    Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
          28,494,621.

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     7.   Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                 +$           0
                                                                   ------------
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      8.  Total of the amount of the  registration fee due plus any interest due
          [line 5(viii) plus line 7]:

                                                                 =$           0
                                                                   ------------
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


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    9.    Date  the  registration  fee and any interest  payment was sent to the
          Commission's lockbox depository:


                Method of Delivery:

                          |_|  Wire Transfer

                          |_|  Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Ann E. Moran
                          --------------------------------------
                          Ann E. Moran
                          --------------------------------------
                          Vice President and Assistant Treasurer
                          --------------------------------------

Date: May 12, 1999
      ------------

  *Please print the name and title of the signing officer below the signature.